Accounts Receivable, Net	12 Months Ended
Mar. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Trade receivables	322,170,980	487,418,616	$70,931,300
Allowance for doubtful accounts	(13,615,875)	(24,366,824)	(3,545,967)
Accounts receivable, net	308,555,105	463,051,792	$67,385,333

The allowance for doubtful accounts reflects YS Group’s best estimate of probable losses inherent in the accounts receivable balance. YS Group estimates the allowance based on historical experience, the age of the accounts receivable balances, credit quality of YS Group’s customers, current and forecasted future economic conditions, and other factors that may affect customers’ ability to pay. During the years ended March 31, 2021, 2022 and 2023, no YS Group’s accounts receivable had been written off.

Below is an analysis of the movements in the allowance for doubtful accounts:

	Year Ended March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Balance at beginning of the year	8,530,951	13,615,875	$1,981,442
Additions	5,084,924	10,750,949	1,564,525
Balance at end of the year	13,615,875	24,366,824	$3,545,967